BLACKROCK FUNDS II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2018 to the Statement of Additional Information (“SAI”) for the Funds dated January 26, 2018, as supplemented to date

Effective immediately, the SAI for the Funds is amended as follows:

The section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Manager

Michael Gates, CFA is the Funds’ portfolio manager and is primarily responsible for the day-to-day management of each Fund’s portfolio.

The section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the listed Fund for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2017.

20/80 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Gates, CFA	10 $1.32 Billion	2 $125.9 Million	0 $0	0 $0	0 $0	0 $0

40/60 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Gates, CFA	10 $1.22 Billion	2 $125.9 Million	0 $0	0 $0	0 $0	0 $0

60/40 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Gates, CFA	10 $1.10 Billion	2 $125.9 Million	0 $0	0 $0	0 $0	0 $0

80/20 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael Gates, CFA	10 $1.32 Billion	2 $125.9 Million	0 $0	0 $0	0 $0	0 $0

The subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Mr. Karir” is deleted in its entirety.

The second paragraph in the subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio managers generally receive deferred BlackRock, Inc. stock awards as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest ratably over a number of years and, once vested, settle in BlackRock, Inc. common stock. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align their interests with long-term shareholder interests and motivate performance. Such equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio manager of these Funds has deferred BlackRock, Inc. stock awards.

The subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the Funds’ portfolio manager as of the fiscal year ended September 30, 2017.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities of the Fund(s) Owned[1]
Michael Gates, CFA	20/80 Fund 40/60 Fund 60/40 Fund 80/20 Fund	None None None None

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

Shareholders should retain this Supplement for future reference.

SAI-TA-0318SUP